Earnings per share - Summary of earnings per share (Parenthetical) (Details) - shares		12 Months Ended
	May 01, 2019	Dec. 31, 2025	[1]	Dec. 31, 2024	[1]	Dec. 31, 2023
Earnings per share [line items]
Weighted average number of ordinary shares issued	485,494,934	486,484,485		506,231,595		519,207,776	[1]
Preferred Stock Issue [Member]
Earnings per share [line items]
Number Of Preferred Shares Converted into Common Shares	17,482,000					17,482,000

[1]	The number of ordinary shares issued is 485,494,934 shares as of December 31, 2025, and the above weighted-average number of shares outstanding has been calculated by reflecting the following: (i) the conversion of 17,482,000 convertible preferred shares issued on May 1, 2019 into ordinary shares on May 1, 2023, for the year ended December 31, 2023; and (ii) changes in treasury stock, including shares acquired and subsequently retired, for the years ended December 31, 2023, 2024 and 2025.